Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts Receivable, Net

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	December 31,
	2017	2016
	(In thousands)
Casino	$343,869	$332,443
Hotel	146,931	169,321
Other	144,044	141,276
	634,844	643,040
Less: Allowance for doubtful accounts	(92,571)	(97,920)
	$542,273	$545,120